INVESTMENTS - Investment funds (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investment transaction disclosures
Carrying value of investments under equity method		¥ 21,767	¥ 19,417
Operating data:
Equity in (loss)/income of affiliates	$ (5)	(32)	(65)	¥ 602
Balance sheet data:
Total cash paid for equity method investments		1,700	200	1,000
Investment funds
Investment transaction disclosures
Carrying value of investments under equity method		1,200	780
eLong
Operating data:
Revenue				1,895
Gross profit				998
(Loss)/Income from operations				(1,313)
Net (loss)/income				(1,635)
Net loss attributable to our equity method investments companies				(722)
Add: Equity dilution impact				(1)
Equity in (loss)/income of affiliates				(723)
Balance sheet data:
Current assets				1,979
Long-term assets				455
Current liabilities				1,687
Long-term liabilities				16
Non-controlling interests				16
Other equity investments
Investment transaction disclosures
Carrying value of investments under equity method		1,800	1,000
Operating data:
Revenue		17,429		5,918
Gross profit		11,513		4,785
(Loss)/Income from operations		294		155
Net (loss)/income		990		(62)
Net loss attributable to our equity method investments companies		(81)		(55)
Add: Equity dilution impact		7		11
Add: Gain from disposal of equity method investments		42		1,369
Equity in (loss)/income of affiliates		(32)		1,325
Balance sheet data:
Current assets		26,612		3,354
Long-term assets		37,435		17,298
Current liabilities		20,404		11,596
Long-term liabilities		12,011		1,651
Non-controlling interests		232		¥ 1,945
Equity investments
Operating data:
Revenue			14,243
Gross profit			8,145
(Loss)/Income from operations			80
Net (loss)/income			(223)
Net loss attributable to our equity method investments companies			(79)
Add: Equity dilution impact			14
Equity in (loss)/income of affiliates			(65)
Balance sheet data:
Current assets			9,836
Long-term assets			16,553
Current liabilities			8,061
Long-term liabilities			6,191
Non-controlling interests			324
Tujia
Investment transaction disclosures
Carrying value of investments under equity method		¥ 1,200	¥ 1,500